EQUITY - Tax Effect Relating to Other Comprehensive Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
(Losses)/Gains on remeasurement of defined benefit plans, before tax	€ (730)	€ (1,448)	€ 898
(Losses)/Gains on remeasurement of defined benefit plans, tax	203	(18)	(308)
(Losses)/Gains on remeasurement of defined benefit plans, net of tax	(527)	(1,466)	590
Gains/(Losses) on cash flow hedging instruments, before tax	34,971	51,086	8,234
Gains/(Losses) on cash flow hedging instruments, tax	(9,757)	(16,943)	(2,600)
Gains/(Losses) on cash flow hedging instruments, net of tax	25,214	34,143	5,634
Exchange differences on translating foreign operations, before tax	(15,346)	4,118	13,344
Exchange gains on translating foreign operations, tax	0	0	0
Exchange gains on translating foreign operations, net of tax	(15,346)	4,118	13,344
Total other comprehensive income/(loss), before tax	18,895	53,756	22,476
Total other comprehensive income/(loss), tax	(9,554)	(16,961)	(2,908)
Total other comprehensive income, net of tax	€ 9,341	€ 36,795	€ 19,568